Subsequent event	9 Months Ended
Sep. 30, 2021
Subsequent event

16. Subsequent event

On October 1, 2021, the Company received notice of exercise of 100,000 warrants at $0.45 per common share for the issuance of 100,000 common shares of the Company; such exercise was completed on October 4, 2021.